Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Parenthetical) (Detail) - Dec. 31, 2017 ¥ in Millions		USD ($)	CNY (¥)
Income Tax [Line Items]
Net operating tax loss carryforwards	[1]	$ 10,314,000
Deferred tax liabilities		0
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Capitalized software sold at market valuation		$ 6,400,000	¥ 42

[1]	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows